Brown Advisory Small-Cap Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Communication Services - 4.1%
Cogent Communications Holdings, Inc.	398,208	$24,414,132
Take-Two Interactive Software, Inc. (a)	124,376	25,776,926
		50,191,058

Consumer Discretionary - 8.1%
Bright Horizons Family Solutions, Inc. (a)	405,693	51,539,239
First Watch Restaurant Group, Inc. (a)	462,219	7,695,946
KinderCare Learning Cos., Inc. (a)	869,367	10,075,964
Mister Car Wash, Inc. (a)	3,284,801	25,917,080
TopBuild Corp. (a)	14,934	4,554,123
		99,782,352

Consumer Staples - 2.7%
Casey's General Stores, Inc.	77,561	33,664,576

Energy - 5.1%
Cactus, Inc. - Class A	142,858	6,547,182
ChampionX Corp.	1,051,136	31,323,853
Oceaneering International, Inc. (a)	1,109,196	24,191,565
		62,062,600

Financials - 4.6%
DigitalBridge Group, Inc. - Class A	902,061	7,956,178
Houlihan Lokey, Inc. - Class A	48,614	7,851,161
Prosperity Bancshares, Inc.	574,065	40,971,019
		56,778,358

Health Care - 23.4%
Biohaven Ltd. (a)	242,921	5,839,821
Bio-Techne Corp.	448,439	26,291,978
Blueprint Medicines Corp. (a)	142,717	12,631,882
Bruker Corp.	559,643	23,359,499
Cytokinetics, Inc. (a)	274,888	11,047,749
Encompass Health Corp.	322,148	32,627,149
Establishment Labs Holdings, Inc. (a)	609,318	24,863,221
HealthEquity, Inc. (a)	438,648	38,763,324
Insmed, Inc. (a)	161,240	12,300,999
Kestra Medical Technologies Ltd. (a)	124,567	3,104,210
LifeStance Health Group, Inc. (a)	1,545,273	10,291,518
NeoGenomics, Inc. (a)	963,030	9,139,155
Neurocrine Biosciences, Inc. (a)	211,751	23,419,660
OrthoPediatrics Corp. (a)	467,008	11,502,407
Phreesia, Inc. (a)	733,726	18,754,036
SI-BONE, Inc. (a)	766,621	10,755,693
Tandem Diabetes Care, Inc. (a)	238,300	4,565,828
Vaxcyte, Inc. (a)	134,530	5,079,853
West Pharmaceutical Services, Inc.	16,928	3,789,841
		288,127,823

Industrials - 30.2%
AAON, Inc.	116,803	9,125,818
Applied Industrial Technologies, Inc.	84,763	19,100,494
Casella Waste Systems, Inc. - Class A (a)	255,037	28,439,176
Curtiss-Wright Corp.	82,785	26,265,197
EnPro, Inc.	106,763	17,273,186
Fluor Corp. (a)	479,387	17,171,642
FTI Consulting, Inc. (a)	86,876	14,254,614
Generac Holdings, Inc. (a)	26,038	3,297,713
IDEX Corp.	47,872	8,663,396
Kadant, Inc.	36,282	12,223,769
MSA Safety, Inc.	114,713	16,827,250
Mueller Water Products, Inc. - Class A	472,068	11,999,969
OPENLANE, Inc. (a)	560,080	10,798,342
Rentokil Initial PLC - ADR	577,315	13,220,513
Simpson Manufacturing Co., Inc.	43,071	6,765,593
SiteOne Landscape Supply, Inc. (a)	110,550	13,425,192
SPX Technologies, Inc. (a)	89,060	11,469,147
Standardaero, Inc. (a)	921,367	24,545,217
Valmont Industries, Inc.	111,254	31,748,554
Waste Connections, Inc.	249,879	48,773,882
Woodward, Inc.	63,899	11,660,928
Zurn Elkay Water Solutions Corp.	423,765	13,975,770
		371,025,362

Information Technology - 18.1%
AppFolio, Inc. - Class A (a)	30,034	6,604,477
CCC Intelligent Solutions Holdings, Inc. (a)	4,212,474	38,038,640
Clearwater Analytics Holdings, Inc. - Class A (a)	342,562	9,180,662
Dynatrace, Inc. (a)	575,859	27,151,752
Entegris, Inc.	247,345	21,637,741
Guidewire Software, Inc. (a)	78,503	14,708,322
Lattice Semiconductor Corp. (a)	136,095	7,138,183
Littelfuse, Inc.	86,867	17,090,214
Mirion Technologies, Inc. - Class A (a)	1,260,390	18,275,655
Onestream, Inc. - Class A (a)	522,666	11,153,692
Power Integrations, Inc.	175,579	8,866,739
PROS Holdings, Inc. (a)	559,864	10,654,212
SiTime Corp. (a)	102,142	15,614,447
Universal Display Corp.	118,829	16,574,269
		222,689,005

Materials - 0.7%
HB Fuller Co.	149,402	8,384,440

Real Estate - 0.5%
FirstService Corp.	37,990	6,304,441
TOTAL COMMON STOCKS (Cost $996,777,393)		1,199,010,015

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.6%	Shares	Value
Real Estate - 1.6%
EastGroup Properties, Inc.	110,852	19,526,580
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $10,997,424)		19,526,580

PRIVATE PLACEMENTS - 0.1%	Shares	Value
StepStone VC Global Partners IV-B, L.P (a)(b)(d)	19,200	825,216
StepStone VC Global Partners V-B, L.P. (a)(c)(d)	91,769	81,977
TOTAL PRIVATE PLACEMENTS (Cost $0)		907,193

SHORT-TERM INVESTMENTS - 1.3%	Shares	Value
Money Market Funds - 1.3%
First American Government Obligations Fund - Class Z, 4.23% (e)	15,841,937	15,841,937
TOTAL SHORT-TERM INVESTMENTS (Cost $15,841,937)		15,841,937

TOTAL INVESTMENTS - 100.5% (Cost $1,023,616,754)		1,235,285,725
Liabilities in Excess of Other Assets - (0.5)%		(5,916,550)
TOTAL NET ASSETS - 100.0%		$1,229,369,175
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from February 2008 to April 2018 as part of a $2,000,000 capital commitment. As of the date of this report, $1,920,000 of the capital commitment has been fulfilled by the Fund.

(c)
Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from October 2012 to August 2018 as part of a $100,000 capital commitment. As of the date of this report, $91,000 of the capital commitment has been fulfilled by the Fund

(d)
These securities are being fair valued, using significant unobservable inputs (Level 3), in accordance with the policies and procedures adopted by the Fund. Further, they may not be sold by the Fund. Total unfunded capital commitments related to these holdings are immaterial and total $89,000, or 0.0% of the Fund’s net assets as of the date of this report.

(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Brown Advisory Small-Cap Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,199,010,015	$–	$–	$1,199,010,015
Real Estate Investment Trusts - Common	19,526,580	–	–	19,526,580
Private Placements	–	–	907,193	907,193
Money Market Funds	15,841,937	–	–	15,841,937
Total Investments	$1,234,378,532	$–	$907,193	$1,235,285,725

Refer to the Schedule of Investments for further disaggregation of investment categories.